CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 285,307	$ 37,645
Accounts receivable		502,956
Prepaid expenses and other current assets	133,876	526,674
Total Current Assets	419,183	1,067,275
Cash held in Trust Account	282,284,619	278,022,397
Total Assets	282,703,802	279,089,672
Current liabilities:
Accounts payable and accrued offering costs	4,711,990	5,682,639
Related party loans	2,812,395	1,412,295
Deferred credit liability	7,500,000
Total Current Liabilities	15,024,385	7,094,934
Warrant liability	472,512	13,340,717
Deferred underwriting fee payable		8,505,100
Total Liabilities	15,496,897	28,940,751
Commitments and Contingencies
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	18,389,006	13,692,181
Retained Earnings (Accumulated Deficit)	2,188,367	(6,547,175)
Total Shareholders' Equity	20,578,418	7,146,051
Total Liabilities and Shareholders' Equity	282,703,802	279,089,672
Class A ordinary share
Shareholders' Equity
Common stock	350	350
Class A ordinary shares subject to possible redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, 24,300,287 shares at redemption value of $10.15 and $10.00 per share as of December 31, 2022 and December 31, 2021, respectively	246,628,487	243,002,870
Class B Common Stock
Shareholders' Equity
Common stock	$ 695	$ 695